Trade and other receivables - Contract Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Contract Assets [Roll Forward]
Beginning balance	$ 12,781
Additions to contract assets	8,435
Invoiced during the year	(7,947)
Ending balance	$ 13,269